Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000014907 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014907 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014907 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014907 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014907 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014907 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014907 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014907 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014907 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014907 | Equity - Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014907 | Equity - Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014907 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014907 | Equity - Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014907 | Equity - Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014907 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | Equity - Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014907 | Equity - Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014907 | Equity - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014907 | Equity - Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014907 | Equity - Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014907 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014907 | Equity - Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000014907 | Equity - Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000014907 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014907 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000014907 | InvestmentType_Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014907 | InvestmentType_Government Bond
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014907 | InvestmentType_U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014907 | InvestmentType_Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014907 | InvestmentType_U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | InvestmentType_Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014907 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | Freddie Mac Pool_02/01/2053_5.00
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014908 | Fannie Mae Pool_02/01/2053_5.00
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014908 | Freddie Mac Pool_01/01/2053_5.00
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014908 | Fannie Mae Pool_07/01/2052_4.50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014908 | Freddie Mac Pool_10/01/2052_4.50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014908 | Fannie Mae Pool_10/01/2042_4.50
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | Fannie Mae Pool_11/01/2042_4.50
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | Fannie Mae Pool_06/01/2052_4.00
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | Freddie Mac Pool_06/01/2052_4.00
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | Freddie Mac Pool_09/01/2053_6.00
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014908 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014908 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000014908 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014908 | Broad Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014908 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014908 | InvestmentType_Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014908 | InvestmentType_Government Bond
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000014908 | InvestmentType_U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000014908 | InvestmentType_Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | InvestmentType_U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014908 | InvestmentType_Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014908 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014908 | InvestmentType_Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014909 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014909 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014909 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014909 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014909 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014909 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014909 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014909 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014909 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014909 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014909 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014909 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000014909 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000014909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000014909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000014909 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000014909 | InvestmentType_Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014909 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014910 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014910 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014910 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014910 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014910 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014910 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014910 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014910 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014910 | Celestica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014910 | Korn Ferry
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014910 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000014910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000014910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014910 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014910 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000014910 | InvestmentType_Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014910 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014910 | InvestmentType_Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179136 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000179136 | iShares® Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179136 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000179136 | Vanguard Mega Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000179136 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000179136 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179136 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000179136 | iShares MSCI ACWI ex U.S. ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179136 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179136 | Industrial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179136 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179136 | Broad Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000179136 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179136 | International (ex. U.S.) Equity
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179136 | U.S. Small and Mid Cap Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179136 | Broad Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000179136 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179136 | U.S. Value Company Focused Equity
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000179136 | U.S. Sector Focused Equity
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000179136 | InvestmentType_Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179136 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179136 | InvestmentType_Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000014911 | Ohio County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014911 | West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014911 | Jefferson County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014911 | Hancock, WV
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014911 | Monongalia County Building Commission
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014911 | West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014911 | Mason County Public Service District Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014911 | West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | Hampshire County, West Virginia, Building Commission Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | Cabell County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014911 | Non-Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000014911 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014911 | InvestmentType_Non-Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.60%